Earnings Per Share - Summary of Diluted Headline Earnings Per Share (Details) - £ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure Of Headline Earnings Loss [Abstract]
Diluted earnings per share	£ 1.228	£ 1.174	£ 2.632
Effect of impairment of intangibles and property, plant and equipment and held-for-sale assets net of tax per share (diluted)	0.017	0.011	0.075
Effect of gains on disposal of property, plant and equipment and held-for-sale assets per share net of tax (diluted)	(0.002)	(0.002)	(0.003)
Issue of shares and change in shareholding in associate (diluted)	(0.012)	(0.012)	(0.010)
Other headline earnings per share (diluted)		(0.004)	(0.003)
Diluted headline earnings per share	£ 1.231	£ 1.167	£ 2.691